INDEBTEDNESS - Other (Details) - USD ($)	Dec. 31, 2015	Sep. 22, 2015
Foreign letter of credit
Debt Instrument [Line Items]
Maximum borrowing amount	$ 5,500,000
Trade receivables financing arrangement
Debt Instrument [Line Items]
Maximum borrowing amount		$ 50,000,000